Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 12, 2021
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2021
Prospectus Date	rr_ProspectusDate	Apr. 12, 2021
Quantified Government Income Tactical Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quantified Government Income Tactical Fund (the "Fund") seeks high total return consistent with a moderate tolerance for risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for initial fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. government securities. The Fund defines U.S. government securities as debt instruments issued or guaranteed by the U.S. Treasury, any agency, instrumentality, or sponsored enterprise of the U.S. government and exchange-traded funds ("ETFs"), closed-end funds and mutual funds that invest primarily in the preceding debt instruments, and futures and swap contracts on the preceding instruments. The ETFs, closed-end funds and mutual funds aspect of the Fund's strategy is commonly referred to as a fund-of-funds strategy. Additionally, under normal circumstances, the Fund invests primarily in income-producing securities. The Fund invests in securities of any maturity. The Fund may gain exposure to securities by using inverse and/or leveraging instruments (leveraged ETFs, futures contracts, forward contracts, options and swap agreements) as substitutes for the refence asset regardless of whether they generate income. The Subadviser may employ short positions for hedging purposes, to capture returns in down markets, or to take advantage of short-term trading opportunities. The Subadviser employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest all or part of the Fund's assets in short-term and ultrashort-term ETFs.

In managing the Fund's assets, the Subadviser employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund's portfolio. In making the decision to invest in a security, long or short, the Subadviser utilizes proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser may use short positions to provide a hedge against rising rates and to take advantage of short-term trading opportunities. When the Subadviser believes U.S. Government interest rates are highly likely to rise or fall, it uses leverage to magnify the effects of the short-term moves The Subadviser evaluates and ranks the short-term to intermediate-term performance of each potential and current portfolio investment and then invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's multiple proprietary algorithms.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, though an investment's actual holding period and allocation weighting will depend on its performance ranking. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more-or-less often to minimize the impact and costs associated with trading. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund's size will result in portfolio turnover not directly related to the Subadviser's investment analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser's use of the Fund as an asset allocation tool for its other clients will increase the Fund's portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

No History of Operations Risk - The Fund has a no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in "long" positions.

U. S. Government Securities Risk - U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government and generally have negligible credit risk. However, securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-64-QUANT (1-855-647-8268)
Quantified Government Income Tactical Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QGITX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 557
Quantified Government Income Tactical Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QGATC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 739
Quantified Rising Dividend Tactical Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	QUANTIFIED RISING DIVIDEND TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quantified Rising Dividend Tactical Fund (the "Fund") seeks total return consistent with a moderate tolerance for risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for initial fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Subadviser selects investments for the Fund and the Adviser provides trade placement.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in exchange-traded funds ("ETFs"), closed-end funds and mutual funds (together "Underlying Funds") and stocks that pay a dividend. The ETFs, closed-end funds and mutual funds aspect of the Fund's strategy is commonly referred to as a fund-of-funds strategy. The Fund invests without restriction as to issuer capitalization or country of the securities held directly or by Underlying Funds. However, the Fund anticipates investing primarily in domestic and foreign large-cap and mid-cap equities, directly or through Underlying Funds. To a lesser extent, the Fund may invest in Underlying Funds that invest primarily in investment grade fixed income securities of any maturity. The Subadvisor seeks to identify stocks and Underlying Funds with the largest dividend increases or above average expected increases in dividends. The Subadviser also employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various dividend paying investments and market sectors to determine how to position the Fund's portfolio.

Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements as substitutes for the refence asset, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Subadviser uses a number of proprietary risk-management indicators in an effort to attempt to mitigate major bear market declines (20% or greater). The primary risk-management indicator utilized tracks the performance and trend of investments daily and signals when to sell an asset and/or hedge the portfolio from potential market declines.

The Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund's size will result in portfolio turnover not directly related to the Subadviser's investment analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in exchange-traded funds ("ETFs"), closed-end funds and mutual funds (together "Underlying Funds") and stocks that pay a dividend.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other equity mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser's use of the Fund as an asset allocation tool for its other clients will increase the Fund's portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk - The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value ("NAV") of the Fund to fluctuate.

Foreign Securities Risk- Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

No History of Operations Risk - The Fund has a no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in "long" positions.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-64-QUANT (1-855-647-8268)
Quantified Rising Dividend Tactical Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QRDTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 190
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 588
Quantified Rising Dividend Tactical Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QRDAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 770

[1]	Estimated for initial fiscal period.
[2]	Includes up to 0.15% for shareholder services which may include sub-transfer agent and sub-accounting fees.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.